Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Information on Plan Assets and Defined Benefit Obligation Per Country

Statement of financial position - Net defined benefit asset/liability

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2017	2016	2017	2016	2017	2016
The Netherlands	408	414	568	576	–160	–162
United States	176	182	233	243	–57	–61
United Kingdom	1,864	1,983	1,326	1,377	538	606
Belgium	597	641	672	776	–75	–135
Other countries	161	117	341	277	–180	–160

Funded status (Net defined benefit asset/liability)	3,206	3,337	3,140	3,249	66	88
Presented as:
– Other assets					542	609
– Other liabilities					–476	–521

					66	88

Schedule of Changes in Fair Value of Plan Assets

Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
	2017	2016
Opening balance	3,337	3,141
Interest income	70	87
Remeasurements: Return on plan assets excluding amounts included in interest income	52	467
Employer’s contribution	24	76
Participants contributions	2	2
Benefits paid	–186	–137
Exchange rate differences	–93	–299

Closing balance	3,206	3,337
Actual return on the plan assets	122	554

Schedule of Changes in Present Value of Defined Benefit Obligation and Other Post-Employment Benefits

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2017	2016	2017	2016
Opening balance	3,249	2,996	87	98
Current service cost	34	32	–3	–25
Interest cost	66	79	3	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	–7	–17	9	10
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	71	498
Participants’ contributions	2	1
Benefits paid	–189	–148	–1	–1
Past service cost		2
Effect of curtailment or settlement	–3	–2
Exchange rate differences	–83	–192	–8	2

Closing balance	3,140	3,249	87	87

Amount Recognised Directly in Other Comprehensive Income (Equity)

Changes in the net defined benefit assets/liability remeasurement reserve
	2017	2016
Opening balance	–371	–306
Remeasurement of plan assets	52	467
Actuarial gains and losses arising from changes in demographic assumptions	7	17
Actuarial gains and losses arising from changes in financial assumptions	–71	–498
Taxation	–17	–51

Total Other comprehensive income movement for the year	–29	–65

Closing balance	–400	–371

Summary of Pension and Other Staff-Related Benefit Costs

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Other			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current service cost	34	32	34	–3	–25	–7	–2	11	–8	29	18	19
Past service cost		2	–11								2	–11
Net Interest cost	–4	–8	–9	3	3	1	1	2	2		–3	–6
Effect of curtailment or settlement	–3	–2	–3			–9			–52	–3	–2	–64
Other									13			13

Defined benefit plans	27	24	11	–	–22	–15	–1	13	–45	26	15	–49
Defined contribution plans										355	329	324

										381	344	275